Events during and after the reporting period	12 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events during and after the reporting period

Note 26 - Events during and after the reporting period

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COVID 19 - In the first quarter of 2020, the corona virus began to spread around the world, an event declared by the World Health Organization as a global pandemic (the "crisis"). As part of dealing with the crisis, many countries around the world, including Israel, have imposed restrictions on various activities in the economy, including movement and gatherings restrictions. The crisis and the restrictions imposed and still pose challenges that were reflected in an unprecedented decline in business activity, both in terms of its intensity and in terms of the speed with which it occurred. In December 2020, the US Food and Drug Administration approved, for the first time, the use of the vaccine to prevent the corona pandemic. In mid-December, an extensive vaccination campaign began in Israel, and as of the date of the report, a significant proportion of the population has been immunized. The year 2021 was still marked by the corona crisis and steps to emerge from it taken by the world and Israeli economies - both in the medical aspect, which is reflected in vaccinations and disease reduction, and in the economic aspect, which is reflected, among other things, in opening the economy and helping victims of the crisis. Most of the restrictions in Israel have been removed, but the Israeli economy and the world economy are still in the process of recovery, with epidemiological developments and various waves of illness slowing down from time to time. The various guidelines and restrictions in Israel are updated from time to time, in accordance with changes in the level of morbidity and infection.

The Company purchases its goods from about 135 suppliers around the world, including the Far East, Europe, the United States, South America and Israel. The rate of exit from the crisis varies from country to country so that different restrictions on the production of products by some of the company's suppliers may apply, which may make it difficult for it to import goods in sufficient quantities from those suppliers. The company is also facing an increase in the prices of the raw materials it purchases, the unavailability of containers in the world and significant increases in sea freight costs, which, in the company's estimation, are due to the corona crisis in the world. The company works to the best of its ability to maintain the rate of receipt of goods on a regular basis in order to reduce the effects of the situation on sales to its customers. At this stage the company is unable to estimate when this situation will change due to the recurring waves of illness, so the current time is still characterized by uncertainty. This is a variable event whose scope and period of duration are not under the control of the Company and therefore it is unable to assess the full extent of the economic effects on its activity.

F - 36

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 26 - Events during and after the reporting period (continued)

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In February 2022, a military confrontation began between Russia and Ukraine (the "confrontation"), which led, among other things, to the imposition of sanctions on Russia and various reactions in the capital markets in Israel and around the world. At this stage it is difficult to estimate all the effects of the conflict - global and local, in the short and long term. Russia is one of the three largest oil producers in the world and Europe's main source of gas, and as a result of this situation, oil prices have risen to over $ 100 per barrel. The Company anticipates that the conflict will not have a direct impact on it in the short future but is unable to assess the nature and extent of future impacts, in any event, on the environment in which it and its suppliers operate.

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On January 22, 2020, the Company announced that Mr. Michael Luboschitz submitted notice of his resignation as CEO of the Company for personal reasons, effective as of March 2, 2020.

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On January 27, 2020, the Company announced that its Board of Directors had approved the appointment of Mrs. Einat Peled Shapira as the Company’s new CEO, effective as of March 10, 2020. On March 2, 2021, Mrs. Einat Peled Shapira submitted notice of her resignation as CEO of the Company, effective as of April 1, 2021.

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On May 12, 2021, the Company announced that its Board of Directors had approved the appointment of Mr. Erez Winner as the Company’s active CEO.

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On June 15, 2020 the Company Ordinary Shares began trading for dual listing on the Tel-Aviv Stock Exchange. The Company's ordinary shares continues to be traded on the Nasdaq Capital Market.

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On September 2020, the Company announced the completion of a private placement to classified institutional investors in Israel of 650,000 ordinary shares for NIS 66 per share and of stock option (not listed for trading) for the purchase of up to 650,000 ordinary shares of the Company exercisable for a period of twelve months from the allotment date at an exercise price of 73 NIS. On September 2021 the stock options expired.

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On September 16, 2021, the Company’s Board of Directors announced a dividend distribution of NIS 60 million (NIS 4.33 per share).

F - 37

G. WILLI-FOOD INTERNATIONAL LTD.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(NIS in thousands)
(Cont.)

Note 26 - Events during and after the reporting period (continued)

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On August 2021, the Company’s Board of Directors decided to exit the non-banking credit segment, after three years of activity, in light of the small number of transactions made and high managerial attention required. Thus, starting with the Company's consolidated financial statements for the third quarter of 2021, the Company has ceased to present the segment of providing the non-banking credit as a separate accounting segment.